Funded Status of Defined Benefit Pension Plans (Detail) In Millions	12 Months Ended
	Mar. 31, 2011 USD ($)	Mar. 31, 2011 JPY (¥)	Mar. 31, 2010 JPY (¥)
Change in benefit obligation:
Benefit obligation at beginning of year	$ 679	¥ 56,390	¥ 57,094
Service cost	37	3,104	3,255
Interest cost	16	1,355	1,265
Plan amendments	0	0	210
Actuarial loss (gain)	14	1,147	(3,229)
Foreign currency exchange rate change	(5)	(415)	(144)
Benefits paid	(29)	(2,423)	(1,830)
Plan Settlements	(3)	(231)	(64)
Other	(4)	(338)	(167)
Benefit obligation at end of year	705	58,589	56,390
Change in plan assets:
Beginning Balance	1,033	85,967	74,111
Actual return on plan assets	(5)	(449)	9,382
Employer contribution	30	2,556	4,291
Benefits paid	(28)	(2,362)	(1,713)
Foreign currency exchange rate change	(3)	(277)	(104)
Plan settlements	0	(39)	0
Ending Balance	1,027	85,396	85,967
The funded status of the plans	322	26,807	29,577
Amount recognized in the consolidated balance sheets consists of:
Prepaid benefit cost included in prepaid expenses	350	29,125	32,589
Accrued benefit liability included in accrued expenses	(28)	(2,318)	(3,012)
Net amount recognized	$ 322	¥ 26,807	¥ 29,577